Property and Equipment - Summary of Property and Equipment (Parenthetical) (Detail) - CAD ($) $ in Millions	Oct. 31, 2024	Oct. 31, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
Work-in-progress not subject to depreciation	$ 196	$ 172